Note 19 - Derivative Financial Instruments (Details) - Estimated Fair Value of Outstanding Warrants (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Jun. 16, 2014	Jun. 06, 2014	Dec. 31, 2013
Estimated Fair Value of Outstanding Warrants [Abstract]
	5,330,000			5,330,000
5 years
	$ 2.50	$ 2.50	$ 2.50
$ (2,599)